                                   SSgA FUNDS

                        SUPPLEMENT DATED AUGUST 20, 2004

                           TO THE SSgA CLASS R SHARES
                       PROSPECTUS DATED FEBRUARY 17, 2004

The Prospectus section entitled "Fees and Expenses of the Funds" is hereby amended in its entirety as follows:

                         FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases                                None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends or Other
  Distributions                                                                 None
Redemption Fee (All Funds except International Stock Selection)                 None
Redemption Fee (International Stock Selection Fund)*                               2%
Exchange Fee                                                                    None
Maximum Account Fee                                                             None

* Redemptions (including exchanges) of shares of the International Stock Selection Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid to the fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. For more information, please refer to the section called "Redemption Fee" under "Purchase and Redemption of Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       BOND         CORE                              AGGRESSIVE       INTERNATIONAL
                                       MARKET       OPPORTUNITIES       SMALL CAP     EQUITY           SELECTION
--------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE                           .30%           .75%               .75%         .75%                .75%

DISTRIBUTION AND SERVICE
  (12b-1) FEES(1)                        .70            .70                .70          .70                 .70

OTHER EXPENSES                           .16%           .16%               .13%         .37%                .48%
                                        ----           ----               ----         ----                ----
GROSS EXPENSES                          1.16%          1.61%              1.58%        1.82%               1.93%

LESS CONTRACTUAL MANAGEMENT FEE
  WAIVERS AND REIMBURSEMENTS            (.16%)(2)      (.01%)(3)            --(3)      (.22%)(3)           (.33%)(3)
                                                                                       ----                ----
TOTAL ANNUAL EXPENSES AFTER WAIVERS
  AND REIMBURSEMENTS(4)                 1.00%          1.60%              1.58%        1.60%               1.60%
                                        ====           ====               ====         ====                ====

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(1) The Distributor has contractually agreed to waive, at least until December
31, 2005, up to .70% of the average daily net assets on an annual basis, of the distribution and shareholder servicing fee under the circumstances described in footnote 4 below.

(2) The Advisor has contractually agreed to reimburse the fund to the extent that the total expenses exceed 1.00% until December 31, 2004.

(3) The Advisor has contractually agreed to reimburse the fund to the extent that the total expenses exceed 1.60% until December 31, 2004.

(4) the total expenses of both the Institutional and Class R Shares are above their respective caps, then the Advisor will waive the Management Fee for both the Institutional and Class R Shares in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Shares. If thereafter the total expenses for the Class R Shares remain above the cap in effect for the Class R Shares, then the Distributor will waive up to 70 basis points of the Distribution and Service (12b-1) Fee to further reduce the total expenses of the Class R Shares to the level of the cap. If after waiving the full 70 basis points the total expenses of the Class R Shares remain above the cap, then the Advisor will reimburse the Class R Shares for all expenses to the level of the cap.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                LIFE SOLUTIONS
                                                INCOME AND       LIFE SOLUTIONS     LIFE SOLUTIONS
                                                GROWTH FUND      BALANCED FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                       .00%             .00%               .00%

DISTRIBUTION AND SERVICE (12b-1) FEES                .70              .70                .70

OTHER EXPENSES                                       .44%             .15%               .28%
                                                    ----             ----               ----
GROSS EXPENSES                                      1.14%             .85%               .98%

LESS CONTRACTUAL MANAGEMENT FEE WAIVERS AND
  REIMBURSEMENTS                                      --               --                 --

TOTAL ANNUAL EXPENSES AFTER WAIVERS AND
  REIMBURSEMENTS                                    1.14%             .85%               .98%
                                                    ====              ===                ===
AVERAGE INDIRECT EXPENSES BEFORE WAIVERS AND
  REIMBURSEMENTS ON UNDERLYING FUNDS                 .76%             .87%               .98%

AVERAGE INDIRECT EXPENSES AFTER WAIVERS AND
  REIMBURSEMENTS ON UNDERLYING FUNDS                 .70%             .78%               .86%

TOTAL ANNUAL EXPENSES (INCLUDING INDIRECT
  EXPENSES) BEFORE WAIVERS AND REIMBURSEMENTS
  OF UNDERLYING FUNDS                               1.90%            1.72%              1.96%

TOTAL ANNUAL EXPENSES (INCLUDING INDIRECT
  EXPENSES) AFTER WAIVERS AND REIMBURSEMENTS
  OF UNDERLYING FUNDS                               1.84%            1.63%              1.84%

Shareholders in a Life Solutions Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the Life Solutions Fund invests. Each Life Solutions Fund intends to invest in some, but not all, of the Underlying Funds. Based on current expectations and the weighted exposure to the Underlying Funds, the following is the indirect expense ratio (before and after fee waivers and/or expense reimbursements) of each Life Solutions Fund:

                                            AVERAGE INDIRECT EXPENSE RATIOS BEFORE
                                            AND AFTER FEE WAIVER AND/OR EXPENSE
      LIFE SOLUTIONS FUND                   REIMBURSEMENT (%)
      ----------------------------------------------------------------------------
                                            BEFORE                AFTER
                                            --------------------------------------
      Income and Growth Fund                   .76                  .70

      Balanced Fund                            .87                  .78

      Growth Fund                              .98                  .86

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE 2% REDEMPTION FEE DOES NOT APPLY IN THE EXAMPLE. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

      FUND                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
      -------------------------------------------------------------------------------------
      BOND MARKET                               $  102     $   352     $   618     $  1,368
                                                ======     =======     =======     ========
      CORE OPPORTUNITIES                        $  163     $   507     $   875     $  1,910
                                                ======     =======     =======     ========
      SMALL CAP                                 $  161     $   499     $   860     $  1,878
                                                ======     =======     =======     ========
      AGGRESSIVE EQUITY                         $  163     $   551     $   965     $  2,119
                                                ======     =======     =======     ========
      INTERNATIONAL STOCK SELECTION(5)          $  163     $   574     $ 1,011     $  2,227
                                                ======     =======     =======     ========
      LIFE SOLUTIONS INCOME AND GROWTH          $  186     $   591     $ 1,021     $  2,217
                                                ======     =======     =======     ========
      LIFE SOLUTIONS BALANCED                   $  166     $   533     $   925     $  2,023
                                                ======     =======     =======     ========
      LIFE SOLUTIONS GROWTH                     $  187     $   604     $ 1,046     $  2,276
                                                ======     =======     =======     ========

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


----------
(5) The 2% redemption fee on the International Stock Selection Fund is not reflected in the example as it applies to redemptions within the first 60 days of purchase. The cost of the original investment will be higher if shares are redeemed within 60 days of purchase.